LEASE	6 Months Ended
Dec. 31, 2021
LEASE
LEASE

18.    LEASE

Right-of-use leased asset	12/31/2021	06/30/2021
Book value at the beginning of the period	3,688,150	2,369,326
Additions of the period	612,579	913,321
Exchange differences	(156,673)	405,503
Book value at the end of the year	4,144,056	3,688,150

Depreciation	12/31/2021	06/30/2021
Book value at the beginning of the period	2,360,490	1,254,729
Exchange differences	(206,274)	278,441
Depreciation of the period	501,232	827,320
Accumulated depreciation at the end of the period	2,655,448	2,360,490
Total	1,488,608	1,327,660

Lease liability	12/31/2021	06/30/2021
Book value at the beginning of the period	1,140,717	1,109,812
Additions of the year	396,205	259,427
Interest expenses, exchange differences and inflation effects	162,276	500,442
Payments of the period	(493,453)	(728,964)
Total	1,205,745	1,140,717

Lease Liabilities	12/31/2021	06/30/2021
Non-current	570,505	390,409
Current	635,240	750,308
Total	1,205,745	1,140,717

The recognized right-of-use assets relate to the following types of assets:

	12/31/2021	06/30/2021
Machinery and equipment	742,417	661,544
Vehicles	1,007,824	1,061,184
Equipment and computer software	668,160	582,101
Land and buildings	1,725,655	1,383,321
	4,144,056	3,688,150

The incremental borrowing rate used was 3.52%.